Hedging Activities (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value of Our Derivatives and Consolidated Balance Sheet Location

The following table presents, in thousands, the fair value of the Company’s derivatives and consolidated balance sheet location.

	Liability Derivatives
	2012		2011
	Balance Sheet Location	Fair Value	Balance Sheet Location	Fair Value
Derivatives designated as hedging instruments:
Interest rate swaps	Accrued expenses	$2,346	Accrued expenses	$5,194
Interest rate swaps	Other long-term liabilities	—	Other long-term liabilities	1,911

		$2,346		$7,105

Impact of Interest Rate Swaps on Consolidated Statement of Operations

The following presents, in thousands, the impact of interest rate swaps on the consolidated statements of operations for 2012, 2011 and 2010, respectively.

Derivatives designated as hedging instruments	Amount of gain (loss) recognized in OCI for the years ended December 31,			Amount of gain (loss) recognized in earnings on hedges (ineffective portion) for the years ended December 31,
	2012	2011	2010	2012	2011	2010
Interest rate swaps	$2,950	$7,260	$(4,602)	$—	$202	$179

Location of (gain) loss reclassified from OCI into net income				Amount of gain (loss) reclassified from OCI into earnings for the years ended December 31,
				2012	2011	2010
Interest expense				$(6,910)	$(5,188)	$—